SEGMENTS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Revenues	$ 4,823	$ 5,058	$ 14,771	$ 15,104
Gross profit	2,771	2,809	8,509	8,167
Research and development expenses	361	412	1,079	1,109
Selling and marketing expenses	780	950	2,562	2,855
Segments Profitability	1,010	1,112	2,421	3,009
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,800	1,757	5,436	4,992
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	2,202	2,432	7,289	7,345
Gross profit	1,005	1,078	3,487	3,170
Research and development expenses	132	133	377	381
Selling and marketing expenses	295	387	1,004	1,192
Segments Profitability	578	558	2,106	1,597
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	2,178	2,176	6,224	6,317
Gross profit	1,859	1,890	5,345	5,501
Research and development expenses	220	221	655	658
Selling and marketing expenses	417	470	1,360	1,448
Segments Profitability	$ 1,222	$ 1,199	$ 3,330	$ 3,395